Cash generated from operations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Statement of cash flows [abstract]
Profit (loss) before taxation	$ 407	$ 507	$ 958
Adjusted for:
Amortisation of tangible and right of use assets	283	212	474
Amortisation of intangible assets	1	1	3
Finance costs and unwinding of obligations	65	55	116
Environmental rehabilitation, silicosis and other provisions	(40)	(21)	(20)
Impairment, derecognition of assets and (profit) loss on disposal	2	2	7
Other expenses (income)	11	14	61
Profit (loss) on sale of assets	0	(2)	(22)
Interest income	(31)	(29)	(58)
Share of associates and joint ventures’ (profit) loss	(72)	(122)	(249)
Other non-cash movements	37	17	30
Movements in working capital	(133)	(20)	53
Cash generated from operations	530	614	1,353
(Increase) decrease in inventories	(7)	60	58
(Increase) decrease in trade and other receivables	(98)	(75)	(49)
Increase (decrease) in trade, other payables and provisions	(28)	(5)	44
Movements in working capital	$ (133)	$ (20)	$ 53